Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Investments [Abstract]
Schedule of Long-Term Investments

Long-term investments consisted of the following:

	As of December 31,
	2024	2023
Equity method investments:
Shidong (Suzhou) Investment Co., Ltd. (“Suzhou Investment”)	$37,076	$36,967
Shenzhen Jiazhong Creative Capital LLP (“Jiazhong”)	1,902,381	1,772,594
Equity investments without readily determinable fair value:
Beijing Jinshuibanlv Technology Co., Ltd. (“Jinshuibanlv”)	1,095,996	1,126,776
Hangzhou Zhongfei Aerospace Health Management Co., Ltd. (“Zhongfei”)	410,998	422,541
Shanghai Zhongren Yinzhirun Investment Management Partnership (“Yinzhirun”)	273,999	281,694
Jiangxi Cheyi Tongcheng Car Networking Tech Co., Ltd.(“Cheyi”)	217,517	223,626
Chengdu Wanchang Enterprise Management Consulting Partnership (Limited Partnership) (“Wanchang”)	68,500	70,424
Shanghai Outu Home Furnishings Co., Ltd. (“Outu”)	68,500	70,424
Zhejiang Qianshier Household Co., Ltd.(“Qianshier”)	68,500	70,424
Taizhou Jiamenkou Auto Greengrocer’s Delivery Technology Co., Ltd. (“Jiamenkou”)	68,500	70,424
Zhejiang Yueteng Information Technology Co., Ltd. (“Yueteng”)	68,500	70,424
Shidong Funeng (Ruzhou) Industry Development Co., Ltd.( “Funeng”)	36,990	38,029
Dongguan Zhiduocheng Car Service Co., Ltd. (“Car Service”)	24,660	25,352
Subtotal	4,342,117	4,279,699
Less: impairment	(2,334,160)	(2,399,713)
Total	$2,007,957	$1,879,986